Document and Entity Information	May 26, 2023
Cover [Abstract]
Entity Registrant Name	VIASAT INC
Amendment Flag	true
Entity Central Index Key	0000797721
Document Type	8-K/A
Document Period End Date	May 26, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-21767
Entity Tax Identification Number	33-0174996
Entity Address, Address Line One	6155 El Camino Real
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92009
City Area Code	(760)
Local Phone Number	476-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	VSAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On June 2, 2023, Viasat, Inc., a Delaware corporation (“Viasat”), filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial Form 8-K”) disclosing that on May 30, 2023, Viasat purchased all of the issued and outstanding shares of Connect Topco Limited, a private company limited by shares and incorporated in Guernsey (“Inmarsat”), pursuant to the previously announced Share Purchase Agreement, dated as of November 8, 2021, by and among Viasat, the shareholders of Inmarsat and the other parties thereto, in exchange for (i) cash consideration equal to $550.7 million, subject to adjustments, and (ii) approximately 46.36 million unregistered shares of common stock, par value $0.0001 per share, of Viasat, upon the terms and subject to the conditions set forth therein. In the Initial Form 8-K, Viasat stated its intention to file the financial statements and pro forma financial information required by parts (a) and (b) of Item 9.01 of Form 8-K no later than 71 days following the date on which the Initial Form 8-K was required to be filed pursuant to Item 2.01. Pursuant to the instructions to Item 9.01 of Form 8-K, this Current Report on Form 8-K/A amends and supplements the Initial 8-K in order to provide the required financial statements and pro forma financial information.